UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

               Report for the Quarter Ended September 30, 2000.

Check here if Amendment [ X ]; Amendment Number: one (1)
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [ X ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Greenlight Capital, Inc.
Address:  420 Lexington Avenue, Suite 1740
          New York, NY   11111

13F File Number:    28-7484

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jeff Keswin
Title:    Co-President
Phone:    (212) 973-1900
Signature, Place, and Date of Signing:

     /S/ JEFF KESWIN          New York, New York       November 28, 2000
     ---------------          ------------------       -----------------

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      26

Form 13F Information Table Value Total:      $281,205


List of Other Included Managers:

No.       13F File Number               Name
---       ---------------               ----

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
                                              FORM 13F INFORMATION TABLE
                                                                                             VOTING AUTHORITY
                      TITLE                   VALUE     SHARES/     SH/  PUT/ INVSTMT    OTHER    ---------------------
NAME OF ISSUER      OF CLASS       CUSIP    (X$1,000)   PRN AMT     PRN  CALL DSCRETN  MANAGERS    SOLE     SHARED NONE
--------------      --------     ---------   --------   ---------   ---  ---- -------  --------  ---------  ------ ----
AGRIBRANDS INTL     COM          00849R105     28,522      653,800  SH          SOLE               653,800
   INC
ASSISTED LIVING     COM          04543L109        684    1,093,600  SH          SOLE             1,093,600
   CONCEPTS INC
ASSISTED LIVING     SB DB        04543LAD1      6,738      137,500  PRN         SOLE               137,500
   CONCEPTS INC     CV 6%02
ASSISTED LIVING     SB DB        04543LAG4        490       10,000  PRN         SOLE                10,000
   CONCEPTS INC     CV 5.625%03
CKE RESTAURANTS     SB NT CV     12561EAB1      1,643       36,500  PRN         SOLE                36,500
   INC              4.25%04
EMCOR GROUP INC     COM          29084Q100      7,298      280,700  SH          SOLE               280,700
FPIC INS GROUP      COM          302563101      1,263       90,200  SH          SOLE                90,200
   INC
FRONTLINE CAP GROUP COM          35921N101     15,510      943,600  SH          SOLE               943,600
HAMILTON BANCORP    COM          407013101      5,989      352,300  SH          SOLE               352,300
   INC FLA
INSIGNIA FINL GROUP COM          45767A105     13,103    1,278,300  SH          SOLE             1,278,300
   INC NEW
LONE STAR           COM          542307103      7,785    1,055,600  SH          SOLE             1,055,600
   STEAKHOUSE
   SALOON
MAGNA ENTMT CORP    CL A         559211107     17,939    2,657,700  SH          SOLE             2,657,700
M D C HLDGS INC     COM          552676108     28,990    1,115,000  SH          SOLE             1,115,000
MERCER INTL INC     SH BEN INT   588056101     12,771    1,688,700  SH          SOLE             1,688,700
METHODE ELECTRS INC CL A         591520200      4,431      100,000  SH          SOLE               100,000
NAVIGANT INTL INC   COM          63935R108     11,870    1,130,500  SH          SOLE             1,130,500
NEOPHARM INC        COM          640919106      2,571       65,200  SH          SOLE                65,200
OMEGA WORLDWIDE     COM          68210B108      1,164      547,700  SH          SOLE               547,700
   INC
OMTOOL LTD          COM          681974101      1,777      592,300  SH          SOLE               592,300
OPTI INC            COM          683960108      2,248      408,700  SH          SOLE               408,700
PFSWEB INC          COM          717098107         50       24,321  SH          SOLE                24,321
STANCORP FINL       COM          852891100     18,335      428,900  SH          SOLE               428,900
   GROUP INC
SPLASH TECHNOLOGY   COM          848623104        933      100,900  SH          SOLE               100,900
   HLDGS INC
TRIAD HOSPITALS     COM          89579K109     16,776      571,100  SH          SOLE               571,100
   INC
UICI                COM          902737105      4,701      671,600  SH          SOLE               671,600
VISTEON CORP        COM          92839U107     67,624    4,471,000  SH          SOLE             4,471,000
